UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02679

DAVIS SERIES, INC.

(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Address of principal executive offices)

Thomas D. Tays
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Name and address of agent for service)

Registrant’s telephone number, including area code: 520-806-7600

Date of fiscal year end: December 31, 2013

Date of reporting period: March 31, 2013

ITEM 1. SCHEDULE OF INVESTMENTS

DAVIS SERIES, INC.	Schedule of Investments
DAVIS OPPORTUNITY FUND	March 31, 2013 (Unaudited)

	Shares/Units	Value
COMMON STOCK – (95.12%)
CONSUMER DISCRETIONARY – (11.73%)
Consumer Durables & Apparel – (2.00%)
Compagnie Financiere Richemont S.A., Bearer Shares, Unit A (Switzerland)	65,900	$5,171,758
Hunter Douglas N.V. (Netherlands)	72,060	2,868,094
		8,039,852
Media – (4.29%)
Walt Disney Co.	302,890	17,204,152
Retailing – (5.44%)
Groupon, Inc. *	1,075,790	6,578,456
Netflix Inc. *	9,550	1,808,340
Tiffany & Co.	80,370	5,588,930
Vipshop Holdings Ltd., ADS (China)*	259,530	7,881,926
		21,857,652
	Total Consumer Discretionary	47,101,656
CONSUMER STAPLES – (11.57%)
Food & Staples Retailing – (4.81%)
Brazil Pharma S.A. (Brazil)	553,100	3,900,371
CVS Caremark Corp.	43,970	2,417,910
Sysco Corp.	206,810	7,273,508
Wal-Mart Stores, Inc.	76,700	5,739,461
		19,331,250
Food, Beverage & Tobacco – (5.36%)
Coca-Cola Co.	281,220	11,372,537
Diageo PLC (United Kingdom)	73,517	2,317,887
Heineken Holding N.V. (Netherlands)	16,555	1,060,840
Kellogg Co.	68,670	4,424,408
Philip Morris International Inc.	25,150	2,331,656
		21,507,328
Household & Personal Products – (1.40%)
Procter & Gamble Co.	73,040	5,628,462
	Total Consumer Staples	46,467,040
ENERGY – (3.98%)
Exxon Mobil Corp.	77,200	6,956,492
Noble Energy, Inc.	16,000	1,850,560
Schlumberger Ltd.	95,650	7,163,229
	Total Energy	15,970,281
FINANCIALS – (18.16%)
Banks – (4.29%)
Commercial Banks – (4.29%)
U.S. Bancorp	152,760	5,183,147
Wells Fargo & Co.	325,960	12,057,260
		17,240,407
Diversified Financials – (4.68%)
Capital Markets – (3.34%)
CETIP S.A. - Mercados Organizados (Brazil)	199,800	2,372,980
Charles Schwab Corp.	293,020	5,183,524
Oaktree Capital Group LLC, Class A	114,390	5,836,178
		13,392,682

DAVIS SERIES, INC.	Schedule of Investments
DAVIS OPPORTUNITY FUND - (CONTINUED)	March 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Diversified Financials – (Continued)
Diversified Financial Services – (1.34%)
JPMorgan Chase & Co.	113,220	$5,373,421
		18,766,103
Insurance – (9.19%)
Multi-line Insurance – (0.70%)
Loews Corp.	64,140	2,826,650
Property & Casualty Insurance – (8.49%)
Berkshire Hathaway Inc., Class B *	211,411	22,029,026
Chubb Corp.	45,260	3,961,608
Markel Corp. *	16,035	8,073,623
		34,064,257
		36,890,907
	Total Financials	72,897,417
HEALTH CARE – (10.58%)
Health Care Equipment & Services – (7.08%)
IDEXX Laboratories, Inc. *	52,130	4,815,769
Laboratory Corp. of America Holdings *	108,600	9,795,720
Medtronic, Inc.	130,010	6,105,270
UnitedHealth Group Inc.	134,300	7,683,303
		28,400,062
Pharmaceuticals, Biotechnology & Life Sciences – (3.50%)
Agilent Technologies, Inc.	28,234	1,184,981
Eli Lilly and Co.	102,000	5,792,580
Johnson & Johnson	74,330	6,060,125
Techne Corp.	15,160	1,028,909
		14,066,595
	Total Health Care	42,466,657
INDUSTRIALS – (14.27%)
Capital Goods – (7.60%)
3M Co.	30,530	3,245,644
Boeing Co.	26,700	2,292,195
Cummins Inc.	20,300	2,350,943
Deere & Co.	47,440	4,078,891
Emerson Electric Co.	103,100	5,760,197
PACCAR Inc.	253,040	12,789,907
		30,517,777
Commercial & Professional Services – (2.67%)
Nielsen Holdings N.V.	298,540	10,693,703
Transportation – (4.00%)
Expeditors International of Washington, Inc.	121,150	4,325,661
FedEx Corp.	36,440	3,578,408
Kuehne & Nagel International AG (Switzerland)	74,766	8,151,565
		16,055,634
	Total Industrials	57,267,114
INFORMATION TECHNOLOGY – (21.25%)
Semiconductors & Semiconductor Equipment – (3.55%)
Altera Corp.	38,800	1,376,042
Applied Materials, Inc.	116,400	1,568,490
Intel Corp.	187,520	4,094,499

DAVIS SERIES, INC.	Schedule of Investments
DAVIS OPPORTUNITY FUND - (CONTINUED)	March 31, 2013 (Unaudited)

	Shares/Units/Principal	Value
COMMON STOCK – (CONTINUED)
INFORMATION TECHNOLOGY – (CONTINUED)
Semiconductors & Semiconductor Equipment – (Continued)
Texas Instruments Inc.	202,950	$7,199,652
		14,238,683
Software & Services – (16.74%)
Angie's List Inc. *	472,445	9,337,876
Automatic Data Processing, Inc.	47,950	3,117,469
Google Inc., Class A *	39,033	30,971,710
International Business Machines Corp.	23,364	4,983,541
Microsoft Corp.	281,850	8,062,319
Oracle Corp.	141,250	4,565,906
SAP AG, ADR (Germany)	30,391	2,447,691
Youku Tudou Inc., ADR (China)*	220,830	3,703,319
		67,189,831
Technology Hardware & Equipment – (0.96%)
Hewlett-Packard Co.	118,184	2,817,506
Motorola Solutions, Inc.	16,490	1,055,855
		3,873,361
	Total Information Technology	85,301,875
MATERIALS – (3.05%)
Air Products and Chemicals, Inc.	31,620	2,754,734
Sigma-Aldrich Corp.	122,380	9,505,867
	Total Materials	12,260,601
TELECOMMUNICATION SERVICES – (0.53%)
America Movil S.A.B. de C.V., Series L, ADR (Mexico)	101,970	2,137,291
	Total Telecommunication Services	2,137,291
TOTAL COMMON STOCK – (Identified cost $300,087,792)		381,869,932
STOCK WARRANTS – (0.66%)
FINANCIALS – (0.66%)
Banks – (0.66%)
Commercial Banks – (0.66%)
Wells Fargo & Co., strike price $34.01, expires 10/28/18 *	220,450	2,636,582
TOTAL STOCK WARRANTS – (Identified cost $1,764,508)		2,636,582
SHORT-TERM INVESTMENTS – (4.23%)
Barclays Capital Inc. Joint Repurchase Agreement, 0.15%, 04/01/13, dated 03/28/13, repurchase value of $2,036,034 (collateralized by: U.S. Government agency obligation in a pooled cash account, 0.375%, 04/15/15, total market value $2,076,720)	$2,036,000	2,036,000
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.26%, 04/01/13, dated 03/28/13, repurchase value of $14,962,432 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.00%-11.00%, 09/15/23-09/15/40, total market value $15,261,240)	14,962,000	14,962,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $16,998,000)		16,998,000

DAVIS SERIES, INC.	Schedule of Investments
DAVIS OPPORTUNITY FUND - (CONTINUED)	March 31, 2013 (Unaudited)

Total Investments – (100.01%) – (Identified cost $318,850,300) – (a)	$401,504,514
Liabilities Less Other Assets – (0.01%)	(31,540)
Net Assets – (100.00%)	$401,472,974

ADR: American Depositary Receipt

ADS: American Depositary Share

*	Non-Income producing security.

(a)	Aggregate cost for federal income tax purposes is $329,695,892. At March 31, 2013 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$85,805,953
Unrealized depreciation	(13,997,331)
Net unrealized appreciation	$71,808,622

Please refer to "Notes to Schedule of Investments" on page 20 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS SERIES, INC.	Schedule of Investments
DAVIS GOVERNMENT BOND FUND	March 31, 2013 (Unaudited)

	Principal	Value
MORTGAGES – (94.01%)
COLLATERALIZED MORTGAGE OBLIGATIONS – (71.60%)
Fannie Mae, 4.50%, 01/25/14	$24,920	$25,245
Fannie Mae, 5.00%, 03/25/18	854,949	861,128
Fannie Mae, 4.00%, 01/25/19	420,088	432,752
Fannie Mae, 4.00%, 02/25/19	1,099,261	1,150,682
Fannie Mae, 4.00%, 07/25/23	1,053,717	1,082,819
Fannie Mae, 4.00%, 11/25/23	776,947	798,213
Fannie Mae, 2.00%, 01/25/28	4,925,742	4,904,640
Fannie Mae, 3.50%, 12/25/31	4,669,538	4,993,729
Fannie Mae, 3.50%, 09/25/36	674,154	690,559
Fannie Mae, 0.4042%, 02/25/37 (a)	83,180	82,360
Fannie Mae, 0.4542%, 03/25/37 (a)	903,575	902,416
Fannie Mae, 0.5542%, 07/25/37 (a)	740,719	739,202
Fannie Mae, 0.7042%, 06/25/38 (a)	406,290	408,566
Fannie Mae, 4.50%, 12/25/41	667,123	736,227
Fannie Mae Whole Loan, 5.31%, 08/25/33	257,209	263,012
Fannie Mae Whole Loan, 5.09%, 11/25/43	2,555,602	2,704,857
Fannie Mae Whole Loan, 6.2635%, 08/25/47 (a)	567,834	665,281
Freddie Mac, 3.50%, 01/15/18	141,632	145,589
Freddie Mac, 4.50%, 05/15/18	2,379,378	2,521,012
Freddie Mac, 4.50%, 07/15/18	697,236	739,820
Freddie Mac, 4.00%, 10/15/18	2,347,886	2,480,138
Freddie Mac, 4.50%, 02/15/19	4,251,705	4,525,474
Freddie Mac, 5.00%, 05/15/19	17,698	17,763
Freddie Mac, 4.50%, 09/15/23	890,422	935,202
Freddie Mac, 3.50%, 02/15/24	1,550,435	1,586,309
Freddie Mac, 3.50%, 07/15/24	979,552	1,004,957
Freddie Mac, 5.00%, 01/15/25	2,000,000	2,190,963
Freddie Mac, 3.50%, 04/15/25	1,528,226	1,581,439
Freddie Mac, 3.00%, 12/15/25	1,775,586	1,833,072
Freddie Mac, 4.00%, 01/15/26	2,178,566	2,329,462
Freddie Mac, 3.00%, 03/15/26	3,829,867	4,029,940
Freddie Mac, 3.00%, 10/15/26	3,312,059	3,483,671
Freddie Mac, 4.00%, 01/15/28	1,707,526	1,774,929
Freddie Mac, 4.50%, 04/15/32	1,292,324	1,325,551
Freddie Mac, 5.00%, 01/15/34	241,971	242,832
Freddie Mac, 4.50%, 08/15/36	1,297,214	1,381,434
Freddie Mac, 4.00%, 03/15/37	2,796,973	2,919,574
Freddie Mac, 0.6032%, 11/15/37 (a)	3,093,721	3,109,626
Freddie Mac, 4.00%, 01/15/38	3,567,573	3,724,312
Freddie Mac, 3.00%, 06/15/39	633,251	673,282
Freddie Mac, 2.50%, 09/15/40	952,010	979,382
Freddie Mac, 4.00%, 12/15/40	4,516,996	4,807,334
Freddie Mac Structured Pass-Through, 6.50%, 02/25/43	692,598	838,700
Ginnie Mae, 2.00%, 11/16/27	4,909,216	5,098,927
Ginnie Mae, 4.00%, 11/20/30	566,861	575,432

DAVIS SERIES, INC.	Schedule of Investments
DAVIS GOVERNMENT BOND FUND - (CONTINUED)	March 31, 2013 (Unaudited)

	Principal	Value
MORTGAGES – (CONTINUED)
COLLATERALIZED MORTGAGE OBLIGATIONS – (CONTINUED)
Ginnie Mae, 4.00%, 05/20/33	$3,224,582	$3,374,047
Ginnie Mae, 3.00%, 09/16/34	1,500,000	1,566,855
Ginnie Mae, 3.536%, 09/16/35	2,274,432	2,351,478
Ginnie Mae, 3.421%, 11/16/35	2,320,019	2,389,910
Ginnie Mae, 3.50%, 07/20/36	1,283,363	1,357,114
Ginnie Mae, 5.2172%, 12/16/36 (a)	454,311	483,675
Ginnie Mae, 6.129%, 04/20/37 (a)	2,565,438	2,903,752
Ginnie Mae, 3.00%, 06/20/38	1,601,227	1,668,373
Ginnie Mae, 2.7166%, 02/16/44	3,132,708	3,264,135
	Total Collateralized Mortgage Obligations	97,657,153
FANNIE MAE POOLS – (17.67%)
4.57%, 01/01/15, Pool No. 725788	997,119	1,031,478
6.00%, 09/01/17, Pool No. 665776	800,379	847,894
4.50%, 03/01/18, Pool No. AJ0354	1,185,619	1,245,715
5.00%, 03/01/18, Pool No. 357369	303,751	328,625
4.50%, 08/01/18, Pool No. 254833	670,603	716,220
3.50%, 01/01/21, Pool No. MA0629	1,673,823	1,804,280
2.50%, 11/01/22, Pool No. AQ4765	4,768,368	5,013,558
2.50%, 10/01/27, Pool No. AP9869	3,417,405	3,567,499
6.50%, 07/01/32, Pool No. 635069	99,449	109,890
1.894%, 10/01/32, Pool No. 648917 (b)	735,928	753,805
2.201%, 05/01/35, Pool No. 826242 (b)	406,847	420,174
2.404%, 01/01/36, Pool No. 848973 (b)	240,653	262,127
5.617%, 04/01/36, Pool No. 851605 (b)	287,400	306,508
5.778%, 08/01/37, Pool No. AL2409 (b)	2,392,696	2,648,060
6.00%, 09/01/37, Pool No. 888796	457,875	501,957
6.50%, 09/01/37, Pool No. AA0924	1,318,623	1,512,306
6.17%, 10/01/37, Pool No. AL1846 (b)	2,762,473	3,027,066
	Total Fannie Mae Pools	24,097,162
FREDDIE MAC POOLS – (2.73%)
5.50%, 12/01/18, Pool No. G11684	457,598	489,843
5.50%, 11/01/21, Pool No. G12454	650,637	710,008
5.50%, 06/01/22, Pool No. G12688	290,914	310,595
4.00%, 05/01/24, Pool No. J09596	1,185,298	1,262,609
2.496%, 12/01/34, Pool No. 1H1238 (b)	294,177	314,772
2.879%, 04/01/36, Pool No. 848422 (b)	597,413	635,335
	Total Freddie Mac Pools	3,723,162
GINNIE MAE POOLS – (2.01%)
5.00%, 10/20/40, Pool No. 783539	2,545,904	2,738,109
	Total Ginnie Mae Pools	2,738,109
TOTAL MORTGAGES – (Identified cost $126,917,989)		128,215,586

DAVIS SERIES, INC.	Schedule of Investments
DAVIS GOVERNMENT BOND FUND - (CONTINUED)	March 31, 2013 (Unaudited)

	Principal	Value
OTHER AGENCIES – (0.19%)
Housing Urban Development, 6.00%, 08/01/20	$260,000	$261,248
TOTAL OTHER AGENCIES – (Identified cost $260,000)		261,248
SHORT-TERM INVESTMENTS – (6.43%)
Barclays Capital Inc. Joint Repurchase Agreement, 0.15%, 04/01/13, dated 03/28/13, repurchase value of $1,050,018 (collateralized by: U.S. Government agency obligation in a pooled cash account, 0.375%, 04/15/15, total market value $1,071,000)	1,050,000	1,050,000
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.26%, 04/01/13, dated 03/28/13, repurchase value of $7,718,223 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.00%-11.00%, 09/15/23-09/15/40, total market value $7,872,360)	7,718,000	7,718,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $8,768,000)		8,768,000
Total Investments – (100.63%) – (Identified cost $135,945,989) – (c)		137,244,834
Liabilities Less Other Assets – (0.63%)		(859,876)
	Net Assets – (100.00%)	$136,384,958

(a)
The interest rates on floating rate securities, shown as of March 31, 2013, may change daily or less frequently and are based on indices of market interest rates. For purposes of amortized cost valuation, the maturity dates of these securities are considered to be the effective maturities, based on the reset dates of the securities’ variable rates.

(b)	The interest rates on adjustable rate securities, shown as of March 31, 2013, may change daily or less frequently and are based on indices of market interest rates.

(c)	Aggregate cost for federal income tax purposes is $135,945,989. At March 31, 2013 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$1,610,599
Unrealized depreciation	(311,754)
Net unrealized appreciation	$1,298,845

Please refer to “Notes to Schedule of Investments” on page 20 for the Fund’s policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS SERIES, INC.	Schedule of Investments
DAVIS GOVERNMENT MONEY MARKET FUND	March 31, 2013 (Unaudited)

	Principal	Value
FANNIE MAE – (1.09%)
4.375%, 07/17/13	$1,160,000	$1,174,476
0.39%, 10/25/13 (a)	1,500,000	1,501,857
TOTAL FANNIE MAE – (Identified cost $2,676,333)		2,676,333
FEDERAL FARM CREDIT BANK – (11.20%)
0.25%, 07/23/13	4,000,000	3,999,960
0.1537%, 07/29/13 (a)	1,600,000	1,599,948
0.226%, 07/29/13 (a)	6,000,000	6,001,474
0.1737%, 08/01/13 (a)	4,210,000	4,210,293
3.875%, 10/07/13	4,600,000	4,689,006
0.1552%, 12/06/13 (a)	4,500,000	4,500,000
0.2032%, 12/16/13 (a)	1,250,000	1,250,278
0.0969%, 02/10/14 (a)	1,200,000	1,199,687
TOTAL FEDERAL FARM CREDIT BANK – (Identified cost $27,450,646)		27,450,646
FEDERAL HOME LOAN BANK – (30.78%)
0.145%, 04/12/13 (a)	4,500,000	4,499,996
0.18%, 04/26/13 (a)	6,000,000	5,999,996
0.22%, 05/03/13	5,000,000	5,000,370
0.18%, 05/15/13 (a)	4,500,000	4,499,945
0.18%, 06/18/13 (a)	4,700,000	4,700,000
0.125%, 06/28/13	5,000,000	4,998,882
0.16%, 07/12/13 (a)	3,500,000	3,499,900
0.236%, 07/22/13 (a)	4,500,000	4,500,553
0.28%, 08/01/13 (a)	3,300,000	3,301,292
0.17%, 08/22/13 (a)	4,500,000	4,499,824
0.125%, 08/23/13	4,500,000	4,498,759
0.12%, 08/28/13	4,500,000	4,499,311
0.17%, 09/04/13 (a)	3,200,000	3,200,000
0.17%, 09/06/13 (a)	5,500,000	5,500,000
0.111%, 09/10/13 (a)	4,500,000	4,500,086
0.21%, 11/15/13 (a)	1,330,000	1,330,251
1.00%, 12/27/13	2,700,000	2,716,133
0.116%, 01/03/14 (a)	3,700,000	3,697,819
TOTAL FEDERAL HOME LOAN BANK – (Identified cost $75,443,117)		75,443,117
FREDDIE MAC – (10.64%)
1.72%, 04/11/13	4,500,000	4,501,943
3.50%, 05/29/13	5,500,000	5,529,751
4.00%, 06/12/13	2,200,000	2,216,462
0.15%, 09/24/13 (b)	4,500,000	4,496,700
0.875%, 10/28/13	6,800,000	6,827,944
0.1737%, 11/04/13 (a)	2,500,000	2,499,931
TOTAL FREDDIE MAC – (Identified cost $26,072,731)		26,072,731

DAVIS SERIES, INC.	Schedule of Investments
DAVIS GOVERNMENT MONEY MARKET FUND - (CONTINUED)	March 31, 2013 (Unaudited)

	Principal	Value
PRIVATE EXPORT FUNDING – (8.28%)
Private Export Funding Corp., 3.55%, 04/15/13	$14,260,000	$14,278,149
Private Export Funding Corp., 4.974%, 08/15/13	5,922,000	6,029,160
TOTAL PRIVATE EXPORT FUNDING – (Identified cost $20,307,309)		20,307,309
REPURCHASE AGREEMENTS – (37.85%)
Barclays Capital Inc. Joint Repurchase Agreement, 0.15%, 04/01/13, dated 03/28/13, repurchase value of $11,114,185 (collateralized by: U.S. Government agency obligation in a pooled cash account, 0.375%, 04/15/15, total market value $11,336,280)	11,114,000	11,114,000
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.26%, 04/01/13, dated 03/28/13, repurchase value of $81,684,360 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.00%-11.00%, 09/15/23-09/15/40, total market value $83,315,640)	81,682,000	81,682,000
TOTAL REPURCHASE AGREEMENTS – (Identified cost $92,796,000)		92,796,000
Total Investments – (99.84%) – (Identified cost $244,746,136) – (c)		244,746,136
Other Assets Less Liabilities – (0.16%)		384,894
	Net Assets – (100.00%)	$245,131,030

(a)
The interest rates on floating rate securities, shown as of March 31, 2013, may change daily or less frequently and are based on indices of market interest rates. For purposes of amortized cost valuation, the maturity dates of these securities are considered to be the effective maturities, based on the reset dates of the securities’ variable rates.

(b)	Zero coupon bonds reflect the effective yield on the date of purchase.

(c)	Aggregate cost for federal income tax purposes is $244,746,136.

Please refer to "Notes to Schedule of Investments" on page 20 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS SERIES, INC.	Schedule of Investments
DAVIS FINANCIAL FUND	March 31, 2013 (Unaudited)

	Shares/Units	Value
COMMON STOCK – (97.65%)
CONSUMER DISCRETIONARY – (1.44%)
Retailing – (1.44%)
Bed Bath & Beyond Inc. *	130,000	$8,375,250
	Total Consumer Discretionary	8,375,250
CONSUMER STAPLES – (2.99%)
Food & Staples Retailing – (2.99%)
CVS Caremark Corp.	315,500	17,349,345
	Total Consumer Staples	17,349,345
ENERGY – (3.11%)
Canadian Natural Resources Ltd. (Canada)	562,990	18,088,869
	Total Energy	18,088,869
FINANCIALS – (87.76%)
Banks – (15.87%)
Commercial Banks – (15.87%)
ICICI Bank Ltd., ADR (India)	121,697	5,220,801
SKBHC Holdings LLC *(a)	1,604	6,968,033
State Bank of India Ltd., GDR (India)	332,813	27,739,964
U.S. Bancorp	86,271	2,927,175
Wells Fargo & Co.	1,334,719	49,371,256
		92,227,229
Diversified Financials – (41.84%)
Capital Markets – (24.50%)
Ameriprise Financial, Inc.	111,554	8,215,952
Bank of New York Mellon Corp.	1,193,374	33,402,538
Brookfield Asset Management Inc., Class A (Canada)	680,090	24,816,484
Charles Schwab Corp.	95,998	1,698,205
Goldman Sachs Group, Inc.	126,992	18,686,873
Julius Baer Group Ltd. (Switzerland)	722,832	28,104,634
Oaktree Capital Group LLC, Class A	537,600	27,428,352
		142,353,038
Consumer Finance – (11.45%)
American Express Co. (b)	967,182	65,246,098
First Marblehead Corp. *	1,305,032	1,318,082
		66,564,180
Diversified Financial Services – (5.89%)
Bank of America Corp.	121,264	1,476,996
Cielo S.A. (Brazil)	236,304	6,961,364
Visa Inc., Class A	151,737	25,771,012
		34,209,372
		243,126,590
Insurance – (30.05%)
Multi-line Insurance – (10.14%)
American International Group, Inc. *	713,000	27,678,660
Loews Corp. (b)	709,245	31,256,427
		58,935,087
Property & Casualty Insurance – (10.35%)
Markel Corp. *	67,186	33,828,151
Progressive Corp.	1,041,565	26,320,348
		60,148,499

DAVIS SERIES, INC.	Schedule of Investments
DAVIS FINANCIAL FUND - (CONTINUED)	March 31, 2013 (Unaudited)

	Shares/Principal	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (Continued)
Reinsurance – (9.56%)
Alleghany Corp. *	75,318	$29,819,902
Everest Re Group, Ltd.	197,972	25,708,644
		55,528,546
		174,612,132
	Total Financials	509,965,951
INFORMATION TECHNOLOGY – (2.35%)
Software & Services – (2.35%)
Google Inc., Class A *	17,200	13,647,770
	Total Information Technology	13,647,770
TOTAL COMMON STOCK – (Identified cost $346,330,337)		567,427,185
SHORT-TERM INVESTMENTS – (2.38%)
Barclays Capital Inc. Joint Repurchase Agreement, 0.15%, 04/01/13, dated 03/28/13, repurchase value of $1,660,028 (collateralized by: U.S. Government agency obligation in a pooled cash account, 0.375%, 04/15/15, total market value $1,693,200)	$1,660,000	1,660,000
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.26%, 04/01/13, dated 03/28/13, repurchase value of $12,200,352 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.00%-11.00%, 09/15/23-09/15/40, total market value $12,444,000)	12,200,000	12,200,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $13,860,000)		13,860,000
Total Investments – (100.03%) – (Identified cost $360,190,337) – (c)		581,287,185
Liabilities Less Other Assets – (0.03%)		(200,233)
	Net Assets – (100.00%)	$581,086,952

DAVIS SERIES, INC.	Schedule of Investments
DAVIS FINANCIAL FUND - (CONTINUED)	March 31, 2013 (Unaudited)

ADR: American Depositary Receipt

GDR: Global Depositary Receipt

*	Non-Income producing security.

(a)
Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are valued under methods approved by the Board of Directors as reflecting fair value. The aggregate value of restricted securities amounted to $6,968,033 or 1.20% of the Fund’s net assets as of March 31, 2013.

(b)
A portion of these securities is pledged to cover unfunded capital commitments at March 31, 2013. Unfunded capital commitments represent agreements which obligate a fund to meet capital calls in the future. Payment would be made when a capital call is requested. Capital calls can only be made if and when certain requirements have been fulfilled; thus, the timing and the amount of such capital calls cannot readily be determined. Unfunded capital commitments are recorded when capital calls are requested. As of March 31, 2013, unfunded capital commitments amounted to $7,581,308.

(c)	Aggregate cost for federal income tax purposes is $365,691,031. At March 31, 2013 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$253,974,998
Unrealized depreciation	(38,378,844)
Net unrealized appreciation	$215,596,154

Please refer to “Notes to Schedule of Investments” on page 20 for the Fund’s policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS SERIES, INC.	Schedule of Investments
DAVIS APPRECIATION & INCOME FUND	March 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCK – (65.06%)
CONSUMER DISCRETIONARY – (8.50%)
Consumer Services – (0.01%)
School Specialty, Inc. *	575,363	$43,152
Media – (3.16%)
News Corp., Class A	366,300	11,173,982
Retailing – (5.33%)
Amazon.com, Inc. *	18,113	4,826,118
Kohl's Corp.	303,800	14,014,294
		18,840,412
	Total Consumer Discretionary	30,057,546
CONSUMER STAPLES – (2.16%)
Food & Staples Retailing – (2.16%)
Whole Foods Market, Inc.	88,000	7,634,880
	Total Consumer Staples	7,634,880
ENERGY – (10.83%)
Devon Energy Corp.	240,100	13,546,442
Nabors Industries Ltd.	710,900	11,530,798
Transocean Ltd. *	254,431	13,220,235
	Total Energy	38,297,475
FINANCIALS – (9.90%)
Diversified Financials – (9.90%)
Consumer Finance – (3.06%)
ADFITECH, Inc. *	266,000	1,050,700
American Express Co.	145,000	9,781,700
		10,832,400
Diversified Financial Services – (6.84%)
Bank of America Corp.	837,486	10,200,579
Citigroup Inc.	315,952	13,977,717
		24,178,296
		35,010,696
	Total Financials	35,010,696
HEALTH CARE – (7.73%)
Health Care Equipment & Services – (4.36%)
Universal Health Services, Inc., Class B	241,500	15,424,605
Pharmaceuticals, Biotechnology & Life Sciences – (3.37%)
Valeant Pharmaceuticals International, Inc. (Canada)*	158,546	11,894,121
	Total Health Care	27,318,726
INDUSTRIALS – (12.71%)
Capital Goods – (9.63%)
General Electric Co.	424,200	9,807,504
Masco Corp.	524,500	10,621,125
Quanta Services, Inc. *	476,990	13,632,374
		34,061,003
Commercial & Professional Services – (3.08%)
Waste Connections, Inc.	302,750	10,892,945
	Total Industrials	44,953,948
INFORMATION TECHNOLOGY – (4.94%)
Semiconductors & Semiconductor Equipment – (4.94%)
Fairchild Semiconductor International, Inc. *	501,897	7,096,824
Intel Corp.	128,300	2,801,430

DAVIS SERIES, INC.	Schedule of Investments
DAVIS APPRECIATION & INCOME FUND - (CONTINUED)	March 31, 2013 (Unaudited)

	Shares/Principal	Value
COMMON STOCK – (CONTINUED)
INFORMATION TECHNOLOGY – (CONTINUED)
Semiconductors & Semiconductor Equipment – (Continued)
International Rectifier Corp. *	357,100	$7,552,665
		17,450,919
	Total Information Technology	17,450,919
MATERIALS – (6.44%)
Allegheny Technologies, Inc.	277,100	8,786,841
Freeport-McMoRan Copper & Gold Inc.	195,482	6,470,454
Molycorp, Inc. *	223,900	1,164,280
United States Steel Corp.	325,700	6,351,150
	Total Materials	22,772,725
UTILITIES – (1.85%)
AES Corp.	521,700	6,557,769
	Total Utilities	6,557,769
TOTAL COMMON STOCK – (Identified cost $225,859,970)		230,054,684
CONVERTIBLE PREFERRED STOCK – (6.44%)
FINANCIALS – (2.12%)
Real Estate – (2.12%)
Alexandria Real Estate Equities, Inc., 7.00%, Series D, Cum. Conv. Pfd.	274,010	7,501,024
	Total Financials	7,501,024
INDUSTRIALS – (2.04%)
Transportation – (2.04%)
Continental Airlines Finance Trust II, 6.00%, Conv. Pfd.	153,200	7,219,550
	Total Industrials	7,219,550
UTILITIES – (2.28%)
AES Trust III, 6.75%, Conv. Pfd.	158,738	8,051,001
	Total Utilities	8,051,001
TOTAL CONVERTIBLE PREFERRED STOCK – (Identified cost $15,053,836)		22,771,575
CONVERTIBLE BONDS – (23.36%)
CONSUMER DISCRETIONARY – (1.39%)
Consumer Services – (1.39%)
School Specialty, Inc., Conv. Sub. Deb., 3.75%, 11/30/26 (a)	$10,900,000	4,932,196
	Total Consumer Discretionary	4,932,196
CONSUMER STAPLES – (5.12%)
Food, Beverage & Tobacco – (5.12%)
Tyson Foods, Inc., Conv. Sr. Notes, 3.25%, 10/15/13	12,212,000	18,111,922
	Total Consumer Staples	18,111,922
FINANCIALS – (6.55%)
Real Estate – (6.55%)
Digital Realty Trust, L.P., 144A Conv. Sr. Notes, 5.50%, 04/15/29 (b)	3,434,000	5,764,827
Forest City Enterprises, Inc., Conv. Sr. Notes, 3.625%, 10/15/14	10,140,000	12,604,020
Forest City Enterprises, Inc., Conv. Sr. Notes, 4.25%, 08/15/18	4,300,000	4,775,688
		23,144,535
	Total Financials	23,144,535

DAVIS SERIES, INC.	Schedule of Investments
DAVIS APPRECIATION & INCOME FUND - (CONTINUED)	March 31, 2013 (Unaudited)

	Principal	Value
CONVERTIBLE BONDS – (CONTINUED)
INDUSTRIALS – (3.95%)
Capital Goods – (3.95%)
United Rentals, Inc., Conv. Sr. Notes, 4.00%, 11/15/15	$2,819,000	$13,962,859
	Total Industrials	13,962,859
INFORMATION TECHNOLOGY – (3.97%)
Semiconductors & Semiconductor Equipment – (3.97%)
Intel Corp., Conv. Jr. Sub. Deb., 3.25%, 08/01/39	11,635,000	14,027,505
	Total Information Technology	14,027,505
MATERIALS – (2.38%)
Molycorp, Inc., Conv. Sr. Notes, 3.25%, 06/15/16	7,235,000	4,467,613
Molycorp, Inc., Conv. Sr. Notes, 6.00%, 09/01/17	5,548,000	3,959,885
	Total Materials	8,427,498
TOTAL CONVERTIBLE BONDS – (Identified cost $72,105,433)		82,606,515
CORPORATE BONDS – (2.32%)
CONSUMER DISCRETIONARY – (0.37%)
Retailing – (0.37%)
Kohl's Corp., Sr. Notes, 6.25%, 12/15/17	1,132,000	1,314,724
	Total Consumer Discretionary	1,314,724
FINANCIALS – (0.48%)
Diversified Financials – (0.17%)
Consumer Finance – (0.17%)
ADFITECH, Inc., Sr. Bond, 8.00%, 03/15/20	1,040,991	616,336
Real Estate – (0.31%)
Thornburg Mortgage, Inc., Sr. Notes, 8.00%, 05/15/13 (a)	13,300,000	1,080,625
	Total Financials	1,696,961
HEALTH CARE – (0.31%)
Pharmaceuticals, Biotechnology & Life Sciences – (0.31%)
Valeant Pharmaceuticals International, Inc., 144A Sr. Notes, 6.75%, 08/15/21 (Canada) (b)	1,000,000	1,070,000
	Total Health Care	1,070,000
INDUSTRIALS – (0.35%)
Capital Goods – (0.35%)
Masco Corp., Sr. Notes, 6.125%, 10/03/16	1,109,500	1,239,970
	Total Industrials	1,239,970
MATERIALS – (0.81%)
Molycorp Inc., Sr. Notes, 10.00%, 06/01/20	2,900,000	2,871,000
	Total Materials	2,871,000
TOTAL CORPORATE BONDS – (Identified cost $17,081,009)		8,192,655
Total Investments – (97.18%) – (Identified cost $330,100,248) – (c)		343,625,429
Other Assets Less Liabilities – (2.82%)		9,962,938
	Net Assets – (100.00%)	$353,588,367

DAVIS SERIES, INC.	Schedule of Investments
DAVIS APPRECIATION & INCOME FUND - (CONTINUED)	March 31, 2013 (Unaudited)

*	Non-Income producing security.

(a)
These securities are in default and are not accruing income. The interest rate shown is the original, contractual interest rate. The Fund may hold securities in default and is not obligated to dispose of securities whose issuers or underlying obligors subsequently default. As of March 31, 2013, the value of defaulted securities amounted to $6,012,821 (cost: $20,698,118) or 1.70% of the Fund's net assets.

(b)
These securities are subject to Rule 144A. The Board of Directors of the Fund has determined that there is sufficient liquidity in these securities to realize current valuations. These securities amounted to $6,834,827 or 1.93% of the Fund's net assets as of March 31, 2013.

(c)	Aggregate cost for federal income tax purposes is $330,100,248. At March 31, 2013 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$75,424,319
Unrealized depreciation	(61,899,138)
Net unrealized appreciation	$13,525,181

Please refer to “Notes to Schedule of Investments” on page 20 for the Fund’s policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS SERIES, INC.	Schedule of Investments
DAVIS REAL ESTATE FUND	March 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCK – (78.09%)
FINANCIALS – (76.88%)
Real Estate – (76.88%)
Real Estate Investment Trusts (REITs) – (73.11%)
Diversified REITs – (5.98%)
Liberty Property Trust	144,700	$5,751,825
Vornado Realty Trust	121,984	10,202,742
		15,954,567
Industrial REITs – (1.45%)
EastGroup Properties, Inc.	66,550	3,873,210
Office REITs – (18.65%)
Alexandria Real Estate Equities, Inc.	140,383	9,964,385
BioMed Realty Trust, Inc.	178,150	3,848,040
Boston Properties, Inc.	76,450	7,726,037
Corporate Office Properties Trust	167,038	4,456,574
Digital Realty Trust, Inc.	168,512	11,275,138
DuPont Fabros Technology Inc.	299,400	7,266,438
SL Green Realty Corp.	60,380	5,199,322
		49,735,934
Residential REITs – (17.20%)
American Campus Communities, Inc.	124,200	5,631,228
AvalonBay Communities, Inc.	68,040	8,618,627
BRE Properties, Inc.	105,000	5,111,400
Campus Crest Communities, Inc.	73,200	1,017,480
Colonial Properties Trust	68,000	1,537,480
Education Realty Trust, Inc.	550,240	5,794,027
Equity Residential	96,810	5,330,359
Essex Property Trust, Inc.	45,090	6,789,652
Post Properties, Inc.	127,980	6,027,858
		45,858,111
Retail REITs – (14.68%)
CBL & Associates Properties, Inc.	153,800	3,629,680
DDR Corp.	163,070	2,840,679
Federal Realty Investment Trust	44,970	4,858,559
General Growth Properties, Inc.	162,100	3,222,548
Kimco Realty Corp.	101,340	2,270,016
Simon Property Group, Inc.	121,932	19,333,538
Taubman Centers, Inc.	38,500	2,989,910
		39,144,930
Specialized REITs – (15.15%)
American Tower Corp.	87,590	6,737,423
HCP, Inc.	59,700	2,976,642
Host Hotels & Resorts Inc.	259,050	4,530,784
LaSalle Hotel Properties	223,170	5,664,055
Public Storage	38,670	5,890,214
Rayonier Inc.	103,660	6,185,392
Sunstone Hotel Investors, Inc. *	117,500	1,446,425
Ventas, Inc.	95,300	6,975,960
		40,406,895
		194,973,647

DAVIS SERIES, INC.	Schedule of Investments
DAVIS REAL ESTATE FUND - (CONTINUED)	March 31, 2013 (Unaudited)

	Shares/Principal	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Real Estate – (Continued)
Real Estate Management & Development – (3.77%)
Real Estate Operating Companies – (3.77%)
Forest City Enterprises, Inc., Class A *	564,754	$10,035,679
	Total Financials	205,009,326
TELECOMMUNICATION SERVICES – (1.21%)
SBA Communications Corp., Class A *	44,800	3,226,272
	Total Telecommunication Services	3,226,272
TOTAL COMMON STOCK – (Identified cost $185,583,769)		208,235,598
PREFERRED STOCK – (8.27%)
FINANCIALS – (8.27%)
Real Estate – (8.27%)
Real Estate Investment Trusts (REITs) – (8.27%)
Industrial REITs – (1.60%)
Prologis, Inc., 6.75%, Series M	171,000	4,276,710
Office REITs – (5.23%)
Alexandria Real Estate Equities, Inc., 7.00%, Series D, Cum. Conv. Pfd.	468,943	12,837,314
DuPont Fabros Technology Inc., 7.625%, Series B	41,000	1,115,971
		13,953,285
Retail REITs – (1.44%)
CBL & Associates Properties, Inc., 7.375%, Series D	114,160	2,910,224
Taubman Centers, Inc., 6.50%, Series J	35,620	925,942
		3,836,166
	Total Financials	22,066,161
TOTAL PREFERRED STOCK – (Identified cost $10,672,337)		22,066,161
CONVERTIBLE BONDS – (3.61%)
FINANCIALS – (3.61%)
Real Estate – (3.61%)
Real Estate Investment Trusts (REITs) – (3.03%)
Office REITs – (3.03%)
Digital Realty Trust, L.P., 144A Conv. Sr. Notes, 5.50%, 04/15/29 (a)	$4,815,000	8,083,181
Real Estate Management & Development – (0.58%)
Real Estate Operating Companies – (0.58%)
Forest City Enterprises, Inc., Conv. Sr. Notes, 5.00%, 10/15/16	1,040,000	1,532,700
	Total Financials	9,615,881
TOTAL CONVERTIBLE BONDS – (Identified cost $5,855,000)		9,615,881

DAVIS SERIES, INC.	Schedule of Investments
DAVIS REAL ESTATE FUND - (CONTINUED)	March 31, 2013 (Unaudited)

	Principal	Value
SHORT-TERM INVESTMENTS – (9.06%)
Barclays Capital Inc. Joint Repurchase Agreement, 0.15%, 04/01/13, dated 03/28/13, repurchase value of $2,894,048 (collateralized by: U.S. Government agency obligation in a pooled cash account, 0.375%, 04/15/15, total market value $2,951,880)	$2,894,000	$2,894,000
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.26%, 04/01/13, dated 03/28/13, repurchase value of $21,271,614 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.00%-11.00%, 09/15/23-09/15/40, total market value $21,696,420)	21,271,000	21,271,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $24,165,000)		24,165,000
Total Investments – (99.03%) – (Identified cost $226,276,106) – (b)		264,082,640
Other Assets Less Liabilities – (0.97%)		2,591,706
	Net Assets – (100.00%)	$266,674,346

*	Non-Income producing security.

(a)
This security is subject to Rule 144A. The Board of Directors of the Fund has determined that there is sufficient liquidity in this security to realize current valuations. This security amounted to $8,083,181 or 3.03% of the Fund’s net assets as of March 31, 2013.

(b)	Aggregate cost for federal income tax purposes is $226,954,572. At March 31, 2013 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$38,736,293
Unrealized depreciation	(1,608,225)
Net unrealized appreciation	$37,128,068

Please refer to “Notes to Schedule of Investments” on page 20 for the Fund’s policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS SERIES, INC.	Notes to Schedule of Investments
March 31, 2013 (Unaudited)

Security Valuation - The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation. Securities traded in the over-the-counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are stated at the average of closing bid and asked prices. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds’ assets are valued. Fixed income securities with more than 60 days to maturity are generally valued using evaluated prices or matrix pricing methods determined by an independent pricing service which takes into consideration factors such as yield, maturity, liquidity, ratings, and traded prices in identical or similar securities. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Adviser”), the Funds’ investment adviser, identifies as a significant event occurring before the Funds’ assets are valued, but after the close of their respective exchanges will be fair valued using a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Funds’ Pricing Committee and Board of Directors. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser’s portfolio management team, when determining the fair value of a security. To assess the continuing appropriateness of security valuations, the Adviser may compare prior day prices, prices of comparable securities, and sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source. Fair value determinations are subject to review, approval, and ratification by the Funds’ Board of Directors at its next regularly scheduled meeting covering the period in which the fair valuation was determined. Fair valuation standardized methodologies used by the Funds for equity securities include, but are not limited to, adjusting the value based on changes in an appropriate securities index and applying liquidity discounts.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. For Davis Government Money Market Fund, in compliance with Rule 2a-7 of the Investment Company Act of 1940, securities are valued at amortized cost, which approximates market value.

The Funds’ valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities nor can it be assured that the Funds can obtain the fair value assigned to a security if they were to sell the security. Money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

DAVIS SERIES, INC.	Notes to Schedule of Investments – (Continued)
March 31, 2013 (Unaudited)

Security Valuation - (Continued)

Value Measurements - (Continued)

The following is a summary of the inputs used as of March 31, 2013 in valuing each Fund’s investments carried at value:

	Investments in Securities at Value
			Davis		Davis
	Davis	Davis	Government	Davis	Appreciation	Davis
	Opportunity	Government	Money Market	Financial	& Income	Real Estate
	Fund	Bond Fund	Fund	Fund	Fund	Fund
Valuation inputs
Level 1 – Quoted Prices:
Equity securities:
Consumer discretionary	$47,101,656	$–	$–	$8,375,250	$30,057,546	$–
Consumer staples	46,467,040	–	–	17,349,345	7,634,880	–
Energy	15,970,281	–	–	18,088,869	38,297,475	–
Financials	75,533,999	–	–	502,997,918	41,461,020	227,075,487
Health care	42,466,657	–	–	–	27,318,726	–
Industrials	57,267,114	–	–	–	44,953,948	–
Information technology	85,301,875	–	–	13,647,770	17,450,919	–
Materials	12,260,601	–	–	–	22,772,725	–
Telecommunication services	2,137,291	–	–	–	–	3,226,272
Utilities	–	–	–	–	14,608,770	–
Total Level 1	384,506,514	–	–	560,459,152	244,556,009	230,301,759

Level 2 – Other Significant
Observable Inputs:
Equity securities:
Financials	–	–	–	–	1,050,700	–
Industrials	–	–	–	–	7,219,550	–
Debt securities issued by U.S. Treasuries and U.S. Government corporations and agencies:
Long-term	–	128,476,834	–	–	–	–
Short-term	–	–	151,950,136	–	–	–
Convertible debt securities	–	–	–	–	82,606,515	9,615,881
Corporate debt securities	–	–	–	–	8,192,655	–
Short-term securities	16,998,000	8,768,000	92,796,000	13,860,000	–	24,165,000
Total Level 2	16,998,000	137,244,834	244,746,136	13,860,000	99,069,420	33,780,881

Level 3 – Significant Unobservable
Inputs:
Equity securities:
Financials	–	–	–	6,968,033	–	–
Total Level 3	–	–	–	6,968,033	–	–
Total Investments	$401,504,514	$137,244,834	$244,746,136	$581,287,185	$343,625,429	$264,082,640

Level 2 to Level 1 Transfers*:
Consumer discretionary	$8,039,852	$–	$–	$–	$–	$–
Consumer staples	3,378,727	–	–	–	–	–
Financials	–	–	–	55,844,598	–	–
Industrials	8,151,565	–	–	–	–	–
Total	$19,570,144	$–	$–	$55,844,598	$–	$–

*Application of fair value procedures for securities traded on foreign exchanges triggered the transfers of investments between Level 1 and Level 2 of the fair value hierarchy during the three months ended March 31, 2013.

DAVIS SERIES, INC.	Notes to Schedule of Investments – (Continued)
March 31, 2013 (Unaudited)

Security Valuation - (Continued)

Value Measurements - (Continued)

The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the three months ended March 31, 2013:

Davis Financial Fund
Investment Securities:
Beginning balance	$6,379,189
Decrease in unrealized depreciation	588,844
Ending balance	$6,968,033

Decrease in unrealized depreciation during the period on Level 3 securities still held at March 31, 2013	$588,844

There were no transfers of investments into or out of Level 3 of the fair value hierarchy during the period.

The following table is a summary of those assets in which significant unobservable inputs (Level 3) were used by the Adviser in determining fair value. Note that these amounts exclude any valuations provided by a pricing service or broker.

Davis Financial Fund
Assets Table Investments at Value:
Equity securities:
Fair value at March 31, 2013	$6,968,033

Valuation technique	Index-based value adjustment with liquidity discount
Unobservable input	Discount rate
Amount	25%

The significant unobservable input used in the fair value measurement of equity securities is the discount rate, which, if changed, would affect the fair value of the Fund’s investment. Generally, an increase in discount rates would result in a decrease in the fair value of the investment.

ITEM 2. CONTROLS AND PROCEDURES

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 3. EXHIBITS

EX-99.CERT - Section 302 Certification

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS SERIES, INC.

By /s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: May 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: May 30, 2013

By /s/ Douglas A. Haines
Douglas A. Haines
Principal Financial officer

Date: May 30, 2013